Disclosure of New Standards in the Period	6 Months Ended
Jun. 30, 2019
Disclosure of New Standards in the Period [Abstract]
ISCLOSURE OF NEW STANDARDS IN THE PERIOD
NOTE 3:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("new Standard"), which supersedes IAS 17, "Leases", IFRIC 4, "Determining Whether an Arrangement Contains a Lease", and SIC-15, "Operating Leases - Incentives". According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new standard are as follows:

●	According to the new standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

The new standard is effective for annual periods beginning on or after January 1, 2019.

The impact of the adoption of the new standard, does not have a material effect on the financial statements.